                          Morgan, Lewis & Bockius LLP
                               1800 M Street N.W.
                             Washington, D.C. 20036


October 3, 2000


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Nuveen Multistate Trust IV (File Nos. 333-16615 and 811-07751)
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     Filing pursuant to Rule 497(j)
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Ladies and Gentlemen:

On behalf of our client, Nuveen Multistate Trust IV (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the prospectus dated September 28, 2000 for the Nuveen Kansas Municipal Bond Fund, Kentucky Municipal Bond Fund, Michigan Municipal Bond Fund, Missouri Municipal Bond Fund, Ohio Municipal Bond Fund, and Wisconsin Municipal Bond Fund and the Statement of Additional Information also dated September 28, 2000 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those contained in the Trust's Post-Effective Amendment No. 5 which was filed via EDGAR, on September 28, 2000.

Please contact me at (202) 467-7662 should you have any questions or comments concerning this filing.


Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman